Share-Based Compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 06, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)	145,065			203,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 392	$ 184	$ 42
Nonvested award, excluding option, cost not yet recognized, amount	$ 800
Unrecognized share-based compensation cost, period of recognition (in years)	2 years 1 month 6 days